KEYSTONE MUTUAL FUNDS

Keystone Large Cap Growth Fund

Supplement dated December 9, 2011 to the
Prospectus and Statement of Additional Information dated October 30, 2011

Effective December 9, 2011, Cornerstone Capital Management, Inc. (the “Adviser”) will be located at 3600 Minnesota Drive, Suite 70, Edina, MN 55435.

Accordingly, all references to the Adviser’s previous address in the Prospectus and Statement of Additional Information are replaced with the new address, stated above.

Please retain this Supplement with your
Prospectus and Statement of Additional Information for future reference.